UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BLVD., SUITE 1950 GLENDALE, CALIFORNIA			91203
(Address of principal executive offices)			(Zip code)

GEORGE A. HENNING 101 NORTH BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.                                                         Report to Shareholders

Filed herewith.

semi-annual report

  june 30, 2019

income and equity fund

balanced fund

large cap value fund

mid cap value fund

small cap value fund

Pacific Advisors

table of contents

Income and Equity Fund	1
Balanced Fund	2
Large Cap Value Fund	3
Mid Cap Value Fund	4
Small Cap Value Fund	5
Expense Examples	6
Schedule of Investments	9
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	32
Notes to Financial Statements	38
Directors and Officers	48

BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, PAPER COPIES OF PACIFIC ADVISORS FUND SHAREHOLDER REPORTS LIKE THIS ONE WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM PACIFIC ADVISORS FUND OR FROM YOUR FINANCIAL INTERMEDIARY, SUCH AS A BROKER-DEALER OR BANK. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM PACIFIC ADVISORS FUND OR YOUR FINANCIAL INTERMEDIARY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800)-282-6693 OR CONTACTING YOUR FINANCIAL INTERMEDIARY. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PACIFIC ADVISORS FUND ACCOUNTS HELD BY YOU OR THROUGH YOUR FINANCIAL INTERMEDIARY.

This Report is submitted for the general information of the shareholders of Pacific Advisors Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by the Funds' current prospectus, which contains information concerning the investment policies of the Funds as well as other pertinent information.

This Report is for informational purposes only and is not a solicitation or recommendation that any particular investor should purchase or sell any particular security. The statements in the Chairman's Letter and the discussions of the Funds' performance are the opinions and beliefs expressed at the time of this commentary and are not intended to represent opinions and beliefs at any other time. These opinions are subject to change at any time based on market or other conditions and are not meant as a market forecast. All economic and performance information referenced is historical. Past performance does not guarantee future results.

For more information on the Pacific Advisors Funds, including information on charges, expenses and other classes offered, please obtain a copy of the prospectus by calling (800) 989-6693. Please read the prospectus and consider carefully the investment risks, objectives, charges and expenses before you invest or send money. Shares of the Pacific Advisors Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Pacific Advisors

  Income and Equity Fund (unaudited)

Fund Objective:  Current income and, secondarily, long-term capital appreciation.

Investment  Invests primarily in investment grade U.S. corporate bonds and in dividend-paying
Strategy:  stocks.

Investor Profile:  Conservative. Some current income required; capital preservation aim.

Portfolio Holdings (As of 06/30/19 based on total investments)

1.	Corporate Bonds	32.63%
	Equities	57.88%
2.	Financials	8.43%
3.	Industrials	7.85%
4.	Health Care	7.65%
5.	Information Technology	7.34%
6.	Consumer Discretionary	6.86%
7.	Consumer Staples	5.81%
8.	Energy	4.88%
9.	Communication Services	4.57%
10.	Utilities	3.31%
11.	Materials	1.18%
12.	Preferred Stock	9.49%
Total Returns (For the six months ended 06/30/19)
Class A	6.37%
Class C	6.01%

Barclays Capital U.S. Intermediate Corporate Bond Index[1]	7.08%
S&P 500® Index[1]	18.54%

Current expense ratio: net 4.06% (A), 4.84% (C); gross 4.81% (A), 5.59% (C). Prospectus expense ratio: net 3.25% (A), 4.00% (C); gross 4.00% (A); 4.75% (C).2

Performance quoted is past performance which does not guarantee future results. Current performance may be higher or lower than the performance quoted. Call (800) 989-6693 for performance current to the most recent month-end. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns represent the change in value over the stated period assuming reinvestment of dividends and capital gains at net asset value. Returns do not take into account the maximum 4.75% sales charge on Class A shares or the 1% Contingent Deferred Sales Charge (CDSC) for Class C shares sold within one year of purchase. Returns would be lower if the applicable sales charge and CDSC were included. Returns do not take into account individual taxes which may reduce actual returns when shares are sold.

The Fund's investment adviser is waiving a portion of its management fees pursuant to an Expense Limitation Agreement. The waiver may be discontinued at any time with ninety days written notice in consultation with the Fund's board, but is expected to continue at current levels. Please see the Notes to Financial Statements in this report for details. Performance shown reflects the waiver, without which the results would have been lower.

1  The S&P 500® Index is an unmanaged, market capitalization weighted index which measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. Index returns assume the reinvestment of dividends, but, unlike the Fund's returns, do not reflect the effects of management fees or expenses. The Barclays Capital U.S. Intermediate Corporate Bond Index is an unmanaged index of publicly issued investment grade U.S. corporate bonds with one to ten years to maturity. It is not possible to invest directly in either Index.

2  "Current" expense ratio is as of 06/30/19. "Prospectus" expense ratio is for the fiscal year ended 12/31/18.

Pacific Advisors

  Balanced Fund (unaudited)

Fund Objective:  Long-term capital appreciation and income consistent with reduced risk.

Investment  Invests primarily in large cap common stocks and investment grade U.S. corporate
Strategy:  bonds. Invests at least 25% of its assets in fixed income securities and preferred stocks and at least 25% in equities.

Investor Profile:  Moderately conservative. Seeks combination of long-term growth, income, liquidity and reduced risk of price fluctuations.

Portfolio Holdings (As of 06/30/19 based on total investments)

	Equities	72.10%
1.	Industrials	14.68%
2.	Communication Services	10.42%
3.	Consumer Discretionary	10.07%
4.	Financials	9.66%
5.	Information Technology	8.34%
6.	Health Care	8.00%
7.	Consumer Staples	5.62%
8.	Energy	5.31%
9.	Corporate Bonds	25.25%
10.	Preferred Stock	2.65%
Total Returns (For the six months ended 06/30/19)
Class A	9.46%
Class C	9.01%

S&P 500® Index[1]	18.54%
Barclays Capital U.S. Intermediate Corporate Bond Index[1]	7.08%

Current expense ratio: 6.34% (A); 7.07% (C). Prospectus expense ratio: 5.16% (A); 5.91% (C).2

Performance quoted is past performance which does not guarantee future results. Current performance may be higher or lower than the performance quoted. Call (800) 989-6693 for performance current to the most recent month-end. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns represent the change in value over the stated period assuming reinvestment of dividends and capital gains at net asset value. Returns do not take into account the maximum 5.75% sales charge on Class A shares or the 1% Contingent Deferred Sales Charge (CDSC) for Class C shares sold within one year of purchase. Returns would be lower if the applicable sales charge and CDSC were included. Returns do not take into account individual taxes which may reduce actual returns when shares are sold.

1  The S&P 500® Index is an unmanaged, market capitalization weighted index which measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. Index returns assume the reinvestment of dividends, but, unlike the Fund's returns, do not reflect the effects of management fees or expenses. The Barclays Capital U.S. Intermediate Corporate Bond Index is an unmanaged index of publicly issued investment grade U.S. corporate bonds with one to ten years to maturity. It is not possible to invest directly in either Index.

2  "Current" expense ratio is as of 06/30/19. "Prospectus" expense ratio is for the fiscal year ended 12/31/18.

Pacific Advisors

  Large Cap Value Fund (unaudited)

Fund Objective:  Long-term capital appreciation.

Investment  Invests at least 80% of its assets in large cap companies that are, at the time of
Strategy:  purchase, within the market cap range of companies in the S&P 500® Index1.

Investor Profile:  Conservative equity. Growth-oriented with a long-term investment horizon.

Portfolio Holdings (As of 06/30/19 based on total investments)

	Equities	100.00%
1.	Information Technology	18.72%
2.	Consumer Staples	18.62%
3.	Industrials	18.26%
4.	Financials	14.49%
5.	Consumer Discretionary	13.76%
6.	Communication Services	11.50%
7.	Health Care	4.65%
Total Returns (For the six months ended 06/30/19)
Class A	15.41%
Class C	15.03%

S&P 500® Index	18.54%

Current expense ratio: net 5.13% (A), 5.87% (C); gross 5.88% (A), 6.63% (C). Prospectus expense ratio: net 4.12% (A), 4.87% (C); gross 4.87% (A); 5.62% (C).2

Performance quoted is past performance which does not guarantee future results. Current performance may be higher or lower than the performance quoted. Call (800) 989-6693 for performance current to the most recent month-end. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns represent the change in value over the stated period assuming reinvestment of dividends and capital gains at net asset value. Returns do not take into account the maximum 5.75% sales charge on Class A shares or the 1% Contingent Deferred Sales Charge (CDSC) for Class C shares sold within one year of purchase. Returns would be lower if the applicable sales charge and CDSC were included. Returns do not take into account individual taxes which may reduce actual returns when shares are sold.

The Fund's investment adviser is waiving a portion of its management fees pursuant to an Expense Limitation Agreement. The waiver may be discontinued at any time with ninety days written notice in consultation with the Fund's board, but is expected to continue at current levels. Please see the Notes to Financial Statements in this report for details. Performance shown reflects the waiver, without which the results would have been lower.

1  The Standard & Poor's 500® Index is an unmanaged, market capitalization weighted index which measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. Index returns assume the reinvestment of dividends, but, unlike the Fund's returns, do not reflect the effects of management fees or expenses. It is not possible to invest directly in the Index.

2  "Current" expense ratio is as of 06/30/19. "Prospectus" expense ratio is for the fiscal year ended 12/31/18.

Pacific Advisors

  Mid Cap Value Fund (unaudited)

Fund Objective:  Long-term capital appreciation.

Investment  Invests at least 80% of its assets in mid-cap companies that are, at the time of
Strategy:  purchase, within the market cap range of companies in the Russell Midcap® Index.1

Investor Profile:  Moderately aggressive. Growth-oriented with a long-term investment horizon.

Portfolio Holdings (As of 06/30/19 based on total investments)

	Equities	100.00%
1.	Industrials	33.39%
2.	Consumer Discretionary	28.08%
3.	Energy	14.77%
4.	Financials	8.02%
5.	Information Technology	4.46%
6.	Telecommunication Services	4.34%
7.	Health Care	4.32%
8.	Materials	2.62%
Total Returns (For the six months ended 06/30/19)
Class A	15.33%
Class C	14.80%

Russell Midcap® Index	21.35%

Current expense ratio: 6.75% (A); 7.40% (C). Prospectus expense ratio: 5.33% (A); 6.08% (C).2

Performance quoted is past performance which does not guarantee future results. Current performance may be higher or lower than the performance quoted. Call (800) 989-6693 for performance current to the most recent month-end. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns represent the change in value over the stated period assuming reinvestment of dividends and capital gains at net asset value. Returns do not take into account the maximum 5.75% sales charge on Class A shares or the 1% Contingent Deferred Sales Charge (CDSC) for Class C shares sold within one year of purchase. Returns would be lower if the applicable sales charge and CDSC were included. Returns do not take into account individual taxes which may reduce actual returns when shares are sold.

1  The Russell Midcap® Index is an unmanaged, weighted measure of the 800 smallest companies within the Russell 1000® Index based on a combination of their market cap and current index membership. Index returns assume the reinvestment of dividends, but, unlike the Fund's returns, do not reflect management fees or expenses. It is not possible to invest directly in the Index.

2  "Current" expense ratio is as of 06/30/19. "Prospectus" expense ratio is for the fiscal year ended 12/31/18.

Pacific Advisors

  Small Cap Value Fund (unaudited)

Fund Objective:  Capital appreciation through investment in small cap companies.

Investment  Invests at least 80% of its assets in small cap companies which are, at the time of
Strategy:  purchase, not greater than the highest market capitalization of companies within the Russell 2000® Index1. Generally invests a significant proportion of its assets in companies with market capitalizations that are, at the time of purchase, not greater than the highest market capitalization of companies in the Russell Microcap® Index1 (which are often referred to as "micro-cap" stocks).

Investor Profile:  Aggressive. Opportunity-oriented with a long-term investment horizon.

Portfolio Holdings (As of 06/30/19 based on total investments)

	Equities	100.00%
1.	Industrials	42.61%
2.	Energy	23.83%
3.	Consumer Discretionary	19.48%
4.	Financials	8.50%
5.	Consumer Staples	5.58%
Total Returns (For the six months ended 06/30/19)
Class A	7.71%
Class C	7.31%
Class I	7.85%

Russell 2000® Index	16.98%

Current expense ratio: 5.43% (A); 6.14% (C); 5.21% (I). Prospectus expense ratio: 4.40% (A); 5.15% (C); 4.41% (I).2

Performance quoted is past performance which does not guarantee future results. Current performance may be higher or lower than the performance quoted. Call (800) 989-6693 for performance current to the most recent month-end. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns represent the change in value over the stated period assuming reinvestment of dividends and capital gains at net asset value. Rankings shown are for Class A shares; rankings for other share classes may be different. Returns and rankings do not take into account the maximum 5.75% sales charge on Class A shares or the 1% Contingent Deferred Sales Charge (CDSC) for Class C shares sold within one year of purchase. Returns would be lower if the applicable sales charge and CDSC were included. Returns do not take into account individual taxes which may reduce actual returns when shares are sold. Small cap companies typically have fewer financial resources and may carry higher investment risks and experience greater stock price volatility than larger stocks.

1  The Russell 2000® Index is an unmanaged, market-weighted measure of the 2,000 smallest companies of the Russell 3000® Index which represents approximately 98% of the investable U.S. equity market. Index returns assume the reinvestment of dividends, but, unlike the Fund's returns, do not reflect management fees or expenses. The Russell Microcap® Index is an unmanaged, market capitalization weighted measure of the 1,000 smallest publicly traded companies within the Russell 2000® Index, plus the next smallest 1,000 U.S. based listed stocksIt is not possible to invest directly in either Index.

2  "Current" expense ratio is as of 06/30/19. "Prospectus" expense ratio is for the fiscal year ended 12/31/18.

Expense Examples

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 30, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

The following transaction costs are not included in the expenses shown in the table and, if applicable, would increase the expenses that you paid over the period: (1) a front-end sales charge (load) of 4.75% on Class A shares of the Income and Equity Fund and 5.75% on Class A shares of all other funds; (2) a 2% redemption fee if you sell or exchange shares within 30 days of purchase, with certain exceptions. The redemption fee does not apply to: (a) redemptions under an automatic withdrawal program or periodic asset reallocation plan, required minimum distributions (RMD), employer mandated distributions from a qualified plan, or redemptions under a qualified domestic relations order (QDRO); (b) redemptions to pay for expenses related to terminal illness, extended hospital or nursing home care, or other serious medical conditions, including death; (c) redemptions of shares acquired through dividend or capital gains reinvestments; (d) loans from a qualified plan account; and (e) redemptions initiated by the Fund; and (3) a $10 service fee on each exchange after the first five exchanges in each calendar year.

The following ongoing costs are not included in the expenses shown in the table and, if applicable, would increase the expenses that you paid over the period: (1) a $12 low balance fee on accounts with balances of less than $250 as of September 30th of each calendar year and no investment activity (excluding reinvestment of dividends and/or capital gains) during the prior calendar year or the first nine months of the current calendar year. This fee does not apply to IRAs, qualified plan accounts, or Coverdell Education Savings Accounts; (2) a $15 annual custodial fee on IRAs, SEPs, SIMPLE IRAs, and Coverdell Education Savings Accounts; and (3) a $20 annual custodial fee on 403(b) accounts.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which in not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The following transaction costs are not included in the expenses shown in the table and, if applicable, would increase the expenses that you paid over the period: (1) a front-end sales charge (load) of 4.75% on Class A shares of the Income and Equity Fund and 5.75% on Class A shares of all other funds; (2) a 2% redemption fee if you sell or exchange shares within 30 days of purchase, with certain exceptions. The redemption fee does not apply to: (a) redemptions under an automatic withdrawal program or periodic asset reallocation plan, required minimum distributions (RMD), employer mandated distributions from a qualified plan, or redemptions under a qualified domestic relations order (QDRO); (b) redemptions to pay for expenses related to terminal illness, extended hospital or nursing home care, or other serious medical conditions, including death; (c) redemptions of shares acquired through dividend or capital gains reinvestments; (d) loans from a qualified plan account; and (e) redemptions initiated by the Fund; and (3) a $10 service fee on each exchange after the first five exchanges in each calendar year.

The following ongoing costs are not included in the expenses shown in the table and, if applicable, would increase the expenses that you paid over the period: (1) a $12 low balance fee on accounts with balances of less than $250 as of September 30th of each calendar year and no investment activity (excluding reinvestment of dividends and/or capital gains) during the prior calendar year or the first nine months of the current calendar year. This fee does not apply to IRAs, qualified plan accounts, or Coverdell Education Savings Accounts; (2) a $15 annual custodial fee on IRAs, SEPs, SIMPLE IRAs, and Coverdell Education Savings Accounts; and (3) a $20 annual custodial fee on 403(b) accounts.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expense Paid During Period 01/01/19 – 06/30/19
Income and Equity Fund Class A
Actual	$1,000.00	$1,063.70	$24.61
Hypothetical (5% return before expense)	$1,000.00	$1,000.94	$23.86
Income and Equity Fund Class C
Actual	$1,000.00	$1,060.10	$28.55
Hypothetical (5% return before expense)	$1,000.00	$997.07	$27.68

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expense Paid During Period 01/01/19 – 06/30/19
Balanced Fund Class A
Actual	$1,000.00	$1,094.60	$32.93
Hypothetical (5% return before expense)	$1,000.00	$993.36	$31.33
Balanced Fund Class C
Actual	$1,000.00	$1,090.10	$36.64
Hypothetical (5% return before expense)	$1,000.00	$989.74	$34.88
Large Cap Value Fund Class A
Actual	$1,000.00	$1,154.10	$31.41
Hypothetical (5% return before expense)	$1,000.00	$995.64	$29.09
Large Cap Value Fund Class C
Actual	$1,000.00	$1,150.30	$35.35
Hypothetical (5% return before expense)	$1,000.00	$991.92	$32.74
Mid Cap Value Fund Class A
Actual	$1,000.00	$1,153.30	$36.04
Hypothetical (5% return before expense)	$1,000.00	$991.32	$33.33
Mid Cap Value Fund Class C
Actual	$1,000.00	$1,148.00	$39.41
Hypothetical (5% return before expense)	$1,000.00	$988.10	$36.48
Small Cap Value Class A
Actual	$1,000.00	$1,077.10	$27.96
Hypothetical (5% return before expense)	$1,000.00	$997.87	$26.90
Small Cap Value Class C
Actual	$1,000.00	$1,073.10	$31.56
Hypothetical (5% return before expense)	$1,000.00	$994.35	$30.36
Small Cap Value Class I
Actual	$1,000.00	$1,078.50	$26.85
Hypothetical (5% return before expense)	$1,000.00	$998.96	$25.82

Expenses are equal to each Fund's annualized expense ratio (net of expense waivers), as follows, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period:

•  Income and Equity Fund: 4.81% (A); 5.59% (C)

•  Balanced Fund: 6.34% (A); 7.07% (C)

•  Large Cap Value Fund: 5.88% (A); 6.63% (C)

•  Mid Cap Value Fund: 6.75% (A); 7.40% (C)

•  Small Cap Value Fund: 5.43% (A); 6.14% (C); 5.21% (I)

Pacific Advisors Fund Inc.

Financial Statements

Pacific Advisors Income & Equity Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Variable Rate	Current $ Value**	% of Total Net Assets
COMMON STOCK
COMMUNICATION SERVICES				4.60
DIVERSIFIED TELECOM. SERVICES
6,000	AT&T INC.		201,060
3,400	VERIZON COMMUNICATIONS INC.		194,242
			395,302	4.17
MEDIA
500	OMNICOM GROUP INC.		40,975
			40,975	0.43
CONSUMER DISCRETIONARY				6.91
DISTRIBUTORS
1,750	GENUINE PARTS CO.		181,265
			181,265	1.91
MULTILINE RETAIL
3,000	KOHLS CORP.		142,650
2,000	TARGET CORP.		173,220
			315,870	3.33
TEXTILES, APPAREL & LUXURY GOODS
5,000	TAPESTRY INC.		158,650
			158,650	1.67
CONSUMER STAPLES				5.86
BEVERAGES
3,500	COCA-COLA CO.		178,220
			178,220	1.88
FOOD & STAPLES RETAILING
2,700	SYSCO CORP.		190,944
			190,944	2.01
HOUSEHOLD PRODUCTS
1,700	PROCTER & GAMBLE CO.		186,405
			186,405	1.97
ENERGY				4.92
ENERGY EQUIPMENT & SERVICES
3,000	SCHLUMBERGER LTD		119,220
			119,220	1.26
OIL, GAS & CONSUMABLE FUELS
1,500	CHEVRON CORP.		186,660
2,100	EXXON MOBIL CORP.		160,923
			347,583	3.66

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Income & Equity Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Variable Rate	Current $ Value**	% of Total Net Assets
COMMON STOCK continued
FINANCIALS				8.50
BANKS
3,800	U.S. BANCORP		199,120
2,000	WELLS FARGO & CO.		94,640
			293,760	3.10
CAPITAL MARKETS
1,600	T. ROWE PRICE GROUP INC.		175,536
			175,536	1.85
INSURANCE
2,500	METLIFE INC.		124,175
2,100	PRUDENTIAL FINANCIAL		212,100
			336,275	3.55
HEALTH CARE				7.71
BIOTECHNOLOGY
2,500	ABBVIE INC.		181,800
			181,800	1.92
HEALTH CARE PROVIDERS & SERVICES
3,000	CVS HEALTH CORP.		163,470
			163,470	1.72
PHARMACEUTICALS
1,400	JOHNSON & JOHNSON		194,992
4,400	PFIZER INC.		190,608
			385,600	4.07
INDUSTRIALS				7.91
AEROSPACE & DEFENSE
500	LOCKHEED MARTIN CORP.		181,770
			181,770	1.92
AIR FREIGHT & LOGISTICS
1,750	UNITED PARCEL SERVICE, INC. B		180,723
			180,723	1.91
INDUSTRIAL CONGLOMERATES
1,100	HONEYWELL INTERNATIONAL INC.		192,049
			192,049	2.02
TRADING COMPANIES & DISTRIBUTORS
6,000	FASTENAL COMPANY		195,540
			195,540	2.06

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Income & Equity Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Variable Rate	Current $ Value**	% of Total Net Assets
COMMON STOCK continued
INFORMATION TECHNOLOGY				7.40
COMMUNICATIONS EQUIPMENT
3,500	CISCO SYSTEMS INC.		191,555
			191,555	2.02
IT SERVICES
1,200	INT'L BUSINESS MACHINES CORP.		165,480
			165,480	1.75
SEMICONDUCTORS & EQUIPMENT
3,000	INTEL CORP.		143,610
			143,610	1.51
SOFTWARE
1,500	MICROSOFT CORP.		200,940
			200,940	2.12
MATERIALS				1.19
CHEMICALS
735	CORTEVA INC.		21,734
735	DOW INC.		36,243
735	DUPONT DE NEMOURS INC.		55,176
			113,153	1.19
UTILITIES				3.33
ELECTRIC UTILITIES
1,700	DUKE ENERGY CORP.		150,008
			150,008	1.58
MULTI-UTILITIES
2,150	DOMINION ENERGY INC.		166,238
			166,238	1.75
TOTAL COMMON STOCK (Cost: $3,959,809)			5,531,941	58.33
CORPORATE BOND
CONSUMER DISCRETIONARY				1.62
HOUSEHOLD DURABLES
150,000	TUPPERWARE BRANDS CORP. 4.75% 06/01/21		154,055
			154,055	1.62
ENERGY				1.58
ENERGY EQUIPMENT & SERVICES
150,000	ROWAN COMPANY INC. 7.875% 08/01/19		150,000
			150,000	1.58

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Income & Equity Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Variable Rate	Current $ Value**	% of Total Net Assets
CORPORATE BOND continued
FINANCIALS				16.26
BANKS
100,000	BANK OF AMERICA CORP. 4.362% 03/19/20***	CPI YOY+2.50%	101,250
100,000	BANK OF AMERICA CORP. 4.089% 09/28/20***	3 MONTH LIBOR+1.76%	101,093
122,000	BANK OF AMERICA CORP. 3.612% 07/07/21***	CPI YOY+1.75%	123,830
150,000	BARCLAY BANK PLC 4.100% 04/18/21***	3 MONTH LIBOR+1.50%	151,350
94,000	FULTON FINANCIAL CORP. 3.60% 03/16/22		95,244
125,000	JPMORGAN CHASE & CO. 3.996% 02/25/21***	CPI YOY+2.00%	126,037
			698,804	7.37
CAPITAL MARKETS
100,000	GOLDMAN SACHS GROUP INC. 3.920% 08/26/20***	3 MONTH LIBOR+1.40%	100,518
200,000	HERCULES CAPITAL INC. 4.625% 10/23/22		196,753
100,000	MORGAN STANLEY 3.862% 04/25/23***	CPI YOY+2.00%	102,250
100,000	MORGAN STANLEY 3.062% 10/28/24***	CPI YOY+1.20%	95,375
			494,896	5.22
DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20		100,150
150,000	JEFFERIES GRP LLC 3.00% 07/27/22 STEP****		148,766
			248,916	2.63
INSURANCE
100,000	PRUDENTIAL FINANCIAL INC. 3.863% 11/02/20***	CPI YOY+2.00%	98,555
			98,555	1.04
HEALTH CARE				2.76
BIOTECHNOLOGY
114,000	BAXALTA INC. 3.60% 06/23/22		116,983
			116,983	1.23
PHARMACEUTICALS
100,000	TEVA PHARMACEUTICAL 3.65% 11/10/21		96,250
50,000	TEVA PHARMACEUTICAL 3.65% 11/10/21		48,275
			144,525	1.53
INFORMATION TECHNOLOGY				3.19
ELECTRONIC EQUIPMENT & INSTRUMENTS
150,000	KEYSIGHT TECHNOLOGIES 3.30% 10/30/19		150,167
150,000	TECH DATA CORP. 3.70% 02/15/22		152,576
			302,743	3.19
REAL ESTATE				4.83
HEALTH CARE REITS
150,000	OMEGA HLTHCARE INVESTORS 4.375% 08/01/23		155,826
			155,826	1.64

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Income & Equity Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Variable Rate	Current $ Value**	% of Total Net Assets
CORPORATE BOND continued
OFFICE REITS
150,000	CORPORATE OFFICE PROP 3.60% 05/15/23		151,052
150,000	GOV'T PROPERTIES INC. 4.00% 07/15/22		151,641
			302,693	3.19
TOTAL CORPORATE BOND (Cost: $2,861,786)			2,867,996	30.24
CONVERTIBLE CORPORATE BOND
FINANCIALS				2.64
CAPITAL MARKETS
150,000	BLACKROCK CAP INV CONV 5.00% 06/15/22		150,009
100,000	PROSPECT CAPITAL CORP. 4.95% 07/15/22		100,541
			250,550	2.64
TOTAL CONVERTIBLE CORPORATE BOND (Cost: $254,474)			250,550	2.64
PREFERRED STOCK
FINANCIALS				9.57
BANKS
100,000	JPMORGAN CHASE & CO. 5.30% PFD*****	3 MONTH LIBOR+3.80%	101,157
100,000	JPMORGAN CHASE & CO. 5.00% PFD*****	3 MONTH LIBOR+3.32%	99,680
150,000	WELLS FARGO & CO. 6.381% PFD*****	3 MONTH LIBOR+3.77%	151,237
			352,074	3.71
CAPITAL MARKETS
150,000	BANK OF NY MELLON 4.95% PFD*****	3 MONTH LIBOR+3.42%	152,364
200,000	CHARLES SCHWAB CORP. 4.625% PFD*****	3 MONTH LIBOR+3.315%	200,842
			353,206	3.73
INSURANCE
200,000	METLIFE INC. 5.25% PFD*****	3 MONTH LIBOR+3.575%	202,230
			202,230	2.13
TOTAL PREFERRED STOCK (Cost: $900,250)			907,510	9.57
TOTAL INVESTMENT IN SECURITIES (Cost: $7,976,319)			9,557,997	100.78
OTHER ASSETS LESS LIABILITIES			(73,661)	(0.78)
TOTAL NET ASSETS			9,484,336	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

*** Variable rate security; the interest or dividend rate shown is the rate in effect as of June 30, 2019.

**** Step-Up bond; the interest rate shown is the rate in effect as of June 30, 2019.

***** Fixed to float rate security; the dividend rate is fixed for a certain period and then converts to a floating rate; the dividend rate shown is the rate in effect as of June 30, 2019.

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Balanced Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Variable Rate	Current $ Value**	% of Total Net Assets
COMMON STOCK
COMMUNICATION SERVICES				10.41
DIVERSIFIED TELECOM. SERVICES
1,300	VERIZON COMMUNICATIONS INC.		74,269
			74,269	1.97
ENTERTAINMENT
750	WALT DISNEY CO.		104,730
			104,730	2.79
INTERACTIVE MEDIA & SERVICES
98	ALPHABET INC.*		106,114
550	FACEBOOK, INC.*		106,150
			212,264	5.65
CONSUMER DISCRETIONARY				10.06
SPECIALTY RETAIL
7,000	CONN'S INC.*		124,740
275	O'REILLY AUTOMOTIVE INC.*		101,563
220	ULTA BEAUTY, INC.*		76,316
			302,619	8.05
TEXTILES, APPAREL & LUXURY GOODS
900	NIKE INC.		75,555
			75,555	2.01
CONSUMER STAPLES				5.61
FOOD & STAPLES RETAILING
3,000	CHEFS' WAREHOUSE INC.*		105,210
400	COSTCO WHOLESALE		105,704
			210,914	5.61
ENERGY				5.32
ENERGY EQUIPMENT & SERVICES
800	CORE LABORATORIES N.V. ADR		41,824
21,200	NOBLE CORPORATION*		39,644
			81,468	2.17
OIL, GAS & CONSUMABLE FUELS
950	CHEVRON CORP.		118,218
			118,218	3.15

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Balanced Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Variable Rate	Current $ Value**	% of Total Net Assets
COMMON STOCK continued
FINANCIALS				9.66
BANKS
1,800	CITIGROUP INC.		126,054
1,500	EAST WEST BANCORP INC.		70,155
500	SIGNATURE BANK		60,420
			256,629	6.83
CAPITAL MARKETS
735	MORNINGSTAR, INC.		106,310
			106,310	2.83
HEALTH CARE				7.99
BIOTECHNOLOGY
1,000	ABBVIE INC.		72,720
			72,720	1.93
HEALTH CARE EQUIPMENT & SUPPLIES
200	DENTSPLY SIRONA INC.		11,672
			11,672	0.31
HEALTH CARE PROVIDERS & SERVICES
300	ANTHEM INC.		84,663
1,200	CVS HEALTH CORP.		65,388
			150,051	3.99
HEALTH CARE TECHNOLOGY
900	CERNER CORPORATION		65,970
			65,970	1.76
INDUSTRIALS				14.67
AIRLINES
1,900	SPIRIT AIRLINES INC.*		90,687
			90,687	2.41
COMMERCIAL SERVICES & SUPPLIES
4,000	TEAM INC.*		61,280
			61,280	1.63
MACHINERY
800	WABTEC CORP.		57,408
			57,408	1.53
ROAD & RAIL
1,300	GENESEE & WYOMING INC.*		130,000
			130,000	3.46

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Balanced Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Variable Rate	Current $ Value**	% of Total Net Assets
COMMON STOCK continued
TRADING COMPANIES & DISTRIBUTORS
3,000	DXP ENTERPRISES INC.*		113,670
3,000	TRITON INTERNATIONAL LIMITED		98,280
			211,950	5.64
INFORMATION TECHNOLOGY				8.34
IT SERVICES
350	ACCENTURE PLC		64,670
600	VISA INC.		104,130
			168,800	4.49
SOFTWARE
800	ORACLE CORPORATION		45,576
			45,576	1.21
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
500	APPLE INC.		98,960
			98,960	2.64
TOTAL COMMON STOCK (Cost: $2,072,460)			2,708,050	72.06
CORPORATE BOND
CONSUMER DISCRETIONARY				2.71
MULTILINE RETAIL
100,000	MACYS RETAIL HLDGS INC. 3.875% 01/15/22		101,761
			101,761	2.71
ENERGY				2.66
ENERGY EQUIPMENT & SERVICES
100,000	ROWAN COMPANY INC. 7.875% 08/01/19		100,000
			100,000	2.66
FINANCIALS				10.64
BANKS
100,000	BARCLAYS BANK PLC 3.00% 04/29/21		99,700
			99,700	2.65
CAPITAL MARKETS
100,000	ARES CAPITAL CORP. 3.625% 01/19/22		101,050
			101,050	2.69
DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20		100,150
100,000	JEFFERIES GRP LLC 3.00% 07/27/22 STEP***		99,178
			199,328	5.30

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Balanced Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Variable Rate	Current $ Value**	% of Total Net Assets
CORPORATE BOND continued
HEALTH CARE				2.56
PHARMACEUTICALS
100,000	TEVA PHARMACEUTICAL 3.65% 11/10/21		96,250
			96,250	2.56
INFORMATION TECHNOLOGY				3.97
SEMICONDUCTORS & EQUIPMENT
50,000	ANALOG DEVICES INC, 2.95% 01/12/21		50,455
			50,455	1.34
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
100,000	XEROX CORPORATION 2.75% 09/01/20		98,750
			98,750	2.63
REAL ESTATE				2.69
OFFICE REITS
100,000	GOV'T PROPERTIES INC. 4.00% 07/15/22		101,094
			101,094	2.69
TOTAL CORPORATE BOND (Cost: $953,840)			948,388	25.23
PREFERRED STOCK
FINANCIALS				2.65
CAPITAL MARKETS
100,000	MORGAN STANLEY 5.45% PFD****	3 MONTH LIBOR+3.610%	99,750
			99,750	2.65
TOTAL PREFERRED STOCK (Cost: $99,875)			99,750	2.65
TOTAL INVESTMENT IN SECURITIES (Cost: $3,126,175)			3,756,188	99.94
CASH OR CASH EQUIVALENT			2,493	0.07
OTHER ASSETS LESS LIABILITIES			(400)	(0.01)
TOTAL NET ASSETS			3,758,281	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

*** Step-Up Bond; the interest rate shown is the rate in effect as of June 30, 2019.

**** Fixed to float rate security; the dividend rate is fixed for a certain period and then converts to a floating rate; the dividend rate shown is the fixed rate in effect as of June 30, 2019.

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Large Cap Value Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Current $ Value**	% of Total Net Assets
COMMON STOCK
COMMUNICATION SERVICES			11.48
DIVERSIFIED TELECOM. SERVICES
3,525	AT&T INC.	118,123
		118,123	2.07
ENTERTAINMENT
1,975	WALT DISNEY CO.	275,789
		275,789	4.85
INTERACTIVE MEDIA & SERVICES
240	ALPHABET INC. CLASS C*	259,418
		259,418	4.56
CONSUMER DISCRETIONARY			13.75
HOTELS, RESTAURANTS & LEISURE
1,300	MCDONALD'S CORP.	269,958
		269,958	4.75
SPECIALTY RETAIL
2,600	LOWE'S COMPANIES INC.	262,366
1,200	THE HOME DEPOT, INC.	249,564
		511,930	9.00
CONSUMER STAPLES			18.60
BEVERAGES
5,120	COCA-COLA CO.	260,710
		260,710	4.58
FOOD & STAPLES RETAILING
3,800	SYSCO CORP.	268,736
2,400	WALMART INC.	265,176
		533,912	9.39
HOUSEHOLD PRODUCTS
2,400	PROCTER & GAMBLE CO.	263,160
		263,160	4.63
FINANCIALS			14.47
BANKS
7,000	BANK OF AMERICA CORP.	203,000
1,650	CITIGROUP INC.	115,550
1,663	WELLS FARGO & CO.	78,693
		397,243	6.98

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Large Cap Value Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Current $ Value**	% of Total Net Assets
COMMON STOCK continued
DIVERSIFIED FINANCIAL SERVICES
1,300	BERKSHIRE HATHAWAY INC. B*	277,121
		277,121	4.87
INSURANCE
3,000	METLIFE INC.	149,010
		149,010	2.62
HEALTH CARE			4.65
PHARMACEUTICALS
1,900	JOHNSON & JOHNSON	264,632
		264,632	4.65
INDUSTRIALS			18.24
AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	164,190
950	UNITED PARCEL SERVICE, INC. B	98,107
		262,297	4.61
INDUSTRIAL CONGLOMERATES
1,550	HONEYWELL INTERNATIONAL INC.	270,615
		270,615	4.76
MACHINERY
1,525	DEERE & CO.	252,708
1,670	ILLINOIS TOOL WORKS INC.	251,852
		504,560	8.87
INFORMATION TECHNOLOGY			18.70
IT SERVICES
1,000	MASTERCARD INC.	264,530
		264,530	4.65
SEMICONDUCTORS & EQUIPMENT
5,170	INTEL CORP.	247,488
		247,488	4.35
SOFTWARE
2,050	MICROSOFT CORP.	274,618
		274,618	4.83

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Large Cap Value Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Current $ Value**	% of Total Net Assets
COMMON STOCK continued
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
1,400	APPLE INC.	277,088
		277,088	4.87
TOTAL COMMON STOCK (Cost: $2,275,594)		5,682,202	99.89
TOTAL INVESTMENT IN SECURITIES (Cost: $2,275,594)		5,682,202	99.89
CASH OR CASH EQUIVALENT		3,651	0.07
OTHER ASSETS LESS LIABILITIES		2,506	0.04
TOTAL NET ASSETS		5,688,359	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Mid Cap Value Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Current $ Value**	% of Total Net Assets
COMMON STOCK
COMMUNICATION SERVICES			4.36
ENTERTAINMENT
300	MADISON SQUARE GARDEN CO-A*	83,982
750	TAKE-TWO INTERACTIVE SOFTWRE*	85,147
		169,129	4.36
CONSUMER DISCRETIONARY			28.20
AUTO COMPONENTS
1,000	LEAR CORP.	139,270
		139,270	3.59
DISTRIBUTORS
600	POOL CORPORATION	114,600
		114,600	2.95
SPECIALTY RETAIL
10,000	CONN'S INC.*	178,200
435	O'REILLY AUTOMOTIVE INC.*	160,654
3,700	PENSKE AUTOMOTIVE GROUP INC.	175,010
1,350	TRACTOR SUPPLY COMPANY	146,880
		660,744	17.02
TEXTILES, APPAREL & LUXURY GOODS
1,400	PVH CORP.	132,496
1,500	TAPESTRY INC.	47,595
		180,091	4.64
ENERGY			14.83
ENERGY EQUIPMENT & SERVICES
1,200	CORE LABORATORIES N.V. ADR	62,736
24,000	HELIX ENERGY SOLUTIONS GROUP INC.*	207,120
13,500	MCDERMOTT INTL INC.*	130,410
37,000	NOBLE CORPORATION*	69,190
4,100	TECHNIPFMC PLC ADR	106,354
		575,810	14.83
FINANCIALS			8.05
BANKS
3,100	CIT GROUP INC.	162,874
3,200	EAST WEST BANCORP INC.	149,664
		312,538	8.05
HEALTH CARE			4.34
HEALTH CARE TECHNOLOGY
2,300	CERNER CORPORATION	168,590
		168,590	4.34

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Mid Cap Value Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Current $ Value**	% of Total Net Assets
COMMON STOCK continued
INDUSTRIALS			33.53
AIRLINES
3,200	SPIRIT AIRLINES INC.*	152,736
		152,736	3.94
MACHINERY
5,600	NAVISTAR INT'L CORP.*	192,920
2,000	WABTEC CORP.	143,520
		336,440	8.67
MARINE
2,400	KIRBY CORP.*	189,600
		189,600	4.88
ROAD & RAIL
1,800	GENESEE & WYOMING INC.*	180,000
1,350	KANSAS CITY SOUTHERN	164,457
5,024	KNIGHT-SWIFT TRANSPORTATION HLDG	164,988
1,050	LANDSTAR SYSTEM INC.	113,390
		622,835	16.04
INFORMATION TECHNOLOGY			4.48
SOFTWARE
1,400	ASPEN TECHNOLOGY, INC.*	173,992
		173,992	4.48
MATERIALS			2.63
CHEMICALS
2,200	H.B. FULLER CO.	102,080
		102,080	2.63
TOTAL COMMON STOCK (Cost: $2,867,088)		3,898,455	100.42
TOTAL INVESTMENT IN SECURITIES (Cost: $2,867,088)		3,898,455	100.42
CASH OR CASH EQUIVALENT		71	-	***
OTHER ASSETS LESS LIABILITIES		(16,422)	(0.42)
TOTAL NET ASSETS		3,882,104	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

***The percentage is too small and rounded to 0.00%.

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Small Cap Value Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Current $ Value**	% of Total Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			19.57
AUTO COMPONENTS
14,500	GENTHERM INC.*	606,535
		606,535	4.35
SPECIALTY RETAIL
15,000	AT HOME GROUP INC.*	99,900
83,000	CONN'S INC.*	1,479,060
2,200	LITHIA MOTORS INC.	261,316
12,000	SONIC AUTOMOTIVE INC.	280,200
		2,120,476	15.22
CONSUMER STAPLES			5.61
FOOD & STAPLES RETAILING
11,500	CHEFS' WAREHOUSE INC.*	403,305
		403,305	2.90
FOOD PRODUCTS
19,000	DARLING INGREDIENTS INC.*	377,910
		377,910	2.71
ENERGY			23.93
ENERGY EQUIPMENT & SERVICES
22,000	ARCHROCK INC.	233,200
75,000	HELIX ENERGY SOLUTIONS GROUP INC.*	647,250
140,000	INDEPENDENCE CONTR DRILLING, INC.*	221,200
25,000	MATRIX SERVICE CO.*	506,500
102,800	NOBLE CORPORATION*	192,236
115,000	NORTH AMERICAN CONSTRUCTION GRP LTD	1,242,000
19,000	SOLARIS OILFIELD INFRAST-A	284,620
		3,327,006	23.88
OIL, GAS & CONSUMABLE FUELS
90,000	INFINITY ENERGY RESOURCES INC.*	7,650
		7,650	0.05
FINANCIALS			8.53
BANKS
12,500	EAST WEST BANCORP INC.	584,625
		584,625	4.19
CONSUMER FINANCE
22,200	REGIONAL MANAGEMENT CORP.*	585,414
		585,414	4.20

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Small Cap Value Fund

Schedule of Investments (Unaudited)

as of June 30, 2019

Quantity or Principal**	Description	Current $ Value**	% of Total Net Assets
COMMON STOCK continued
DIVERSIFIED FINANCIAL SERVICES
1,000	COMPASS DIVERSIFIED HOLDINGS	19,110
		19,110	0.14
INDUSTRIALS			42.79
COMMERCIAL SERVICES & SUPPLIES
14,000	MOBILE MINI INC.	426,020
38,000	TEAM INC.*	582,160
		1,008,180	7.23
MACHINERY
23,800	NAVISTAR INT'L CORP.*	819,910
		819,910	5.88
MARINE
8,600	KIRBY CORP.*	679,400
		679,400	4.88
ROAD & RAIL
6,000	GENESEE & WYOMING INC.*	600,000
10,300	SAIA INC.*	666,101
		1,266,101	9.09
TRADING COMPANIES & DISTRIBUTORS
21,400	DXP ENTERPRISES INC.*	810,846
18,900	RUSH ENTERPRISES INC.	690,228
21,000	TRITON INTERNATIONAL LIMITED	687,960
		2,189,034	15.71
TOTAL COMMON STOCK (Cost: $9,477,336)		13,994,656	100.43
TOTAL INVESTMENT IN SECURITIES (Cost: $9,477,336)		13,994,656	100.43
CASH OR CASH EQUIVALENT		3,220	0.02
OTHER ASSETS LESS LIABILITIES		(63,080)	(0.45)
TOTAL NET ASSETS		13,934,796	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

(This page has been left blank intentionally.)

Pacific Advisors Fund Inc.

Statements of Assets and Liabilities (Unaudited)

June 30, 2019

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund
Assets
Investment securities
At cost	$7,976,319	$3,126,175	$2,275,594
At fair value	$9,557,997	$3,756,188	$5,682,202
Cash or cash equivalent, at fair value	-	2,493	3,651
Accrued income receivable	45,020	18,025	5,557
Receivable for Fund shares sold	-	-	-
Receivable for investments sold	210,845	-	26,039
Total assets	9,813,862	3,776,706	5,717,449
Liabilities
Bank borrowings (Note 7)	286,695	-	-
Payable for Fund shares redeemed	-	-	6,814
Payable for investment purchased	-	-	-
Accounts payable	39,231	14,825	18,676
Accounts payable to related parties (Note 3)	3,600	3,600	3,600
Total liabilities	329,526	18,425	29,090
Net Assets	$9,484,336	$3,758,281	$5,688,359
Summary of Shareholders' Equity
Paid in capital	7,593,701	2,994,438	1,333,485
Accumulated earnings	1,890,635	763,843	4,354,874
Net assets at June 30, 2019	$9,484,336	$3,758,281	$5,688,359
Class A:
Net assets	$8,016,568	$3,055,707	$5,341,092
Shares authorized ($0.01 par value)	50,000,000	50,000,000	50,000,000
Shares outstanding	657,008	269,548	322,775
Net asset value (and redemption price) per share	$12.20	$11.34	$16.55
Maximum offering price per share	$12.81	$12.03	$17.56
Sales load	4.75%	5.75%	5.75%
Class C:
Net assets	$1,467,769	$702,574	$347,267
Shares authorized ($0.01 par value)	50,000,000	50,000,000	50,000,000
Shares outstanding	127,989	72,584	25,502
Net asset value (and offering and redemption price) per share	$11.47	$9.68	$13.62
Class I:
Net assets	N/A	N/A	N/A
Shares authorized ($0.01 par value)
Shares outstanding
Net asset value (and offering and redemption price) per share	N/A	N/A	N/A

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

	Mid Cap Value Fund	Small Cap Value Fund
Assets
Investment securities
At cost	$2,867,088	$9,477,336
At fair value	$3,898,455	$13,994,656
Cash or cash equivalent, at fair value	71	3,220
Accrued income receivable	959	2,677
Receivable for Fund shares sold	-	-
Receivable for investments sold	-	197,040
Total assets	3,899,485	14,197,593
Liabilities
Bank borrowings (Note 7)	-	-
Payable for Fund shares redeemed	-	1,234
Payable for investment purchased	-	193,192
Accounts payable	13,781	57,824
Accounts payable to related parties (Note 3)	3,600	10,547
Total liabilities	17,381	262,797
Net Assets	$3,882,104	$13,934,796
Summary of Shareholders' Equity
Paid in capital	2,470,189	8,074,536
Accumulated earnings	1,411,915	5,860,260
Net assets at June 30, 2019	$3,882,104	$13,934,796
Class A:
Net assets	$3,836,265	$12,318,470
Shares authorized ($0.01 par value)	50,000,000	50,000,000
Shares outstanding	361,666	547,866
Net asset value (and redemption price) per share	$10.61	$22.48
Maximum offering price per share	$11.26	$23.85
Sales load	5.75%	5.75%
Class C:
Net assets	$45,839	$1,003,289
Shares authorized ($0.01 par value)	50,000,000	50,000,000
Shares outstanding	5,092	67,683
Net asset value (and offering and redemption price) per share	$9.00	$14.82
Class I:
Net assets	N/A	$613,037
Shares authorized ($0.01 par value)		50,000,000
Shares outstanding		20,176
Net asset value (and offering and redemption price) per share	N/A	$30.38

Pacific Advisors Fund Inc.

Statements of Operations (Unaudited)

For the six months ended June 30, 2019

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund
Investment Income
Dividends	$142,027	$20,584	$61,498
Interest	91,858	20,618	62
Total investment income	233,885	41,202	61,560
Expenses
Investment management fees (Note 3)	46,566	15,383	22,302
Transfer agent fees (Note 3)	71,891	38,214	56,688
Fund accounting fees (Note 3)	57,121	20,544	27,357
Legal fees	16,764	5,538	8,028
Audit fees	13,659	8,410	9,515
Registration fees	18,005	15,088	13,578
Printing	14,566	4,771	6,899
Custody fees	3,273	3,508	3,445
Interest on borrowings	2,258	594	1,015
Director fees/meetings	12,417	4,102	5,947
Distribution and service (12b-1) fees (Note 3)	21,970	8,322	8,857
Administration fees (Note 3)	3,104	1,026	1,487
Compliance fees (Note 3)	23,458	7,589	11,017
Total expenses, before fees waived	305,052	133,089	176,135
Less fees waived (Note 3)	46,566	-	22,302
Net expenses	258,486	133,089	153,833
Net Investment Loss	(24,601)	(91,887)	(92,273)
Net Realized and Unrealized Gain on Investments
Net realized gain on investments	298,718	159,954	789,042
Change in net unrealized appreciation on investments	473,638	299,422	159,925
Net realized and unrealized gain on investments	772,356	459,376	948,967
Net Increase in Net Assets Resulting from Operations	$747,755	$367,489	$856,694

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

	Mid Cap Value Fund	Small Cap Value Fund
Investment Income
Dividends	$18,500	$37,722
Interest	44	36
Total investment income	18,544	37,758
Expenses
Investment management fees (Note 3)	20,436	58,985
Transfer agent fees (Note 3)	38,153	131,004
Fund accounting fees (Note 3)	20,588	72,355
Legal fees	5,518	21,235
Audit fees	8,788	16,516
Registration fees	16,962	33,818
Printing	4,696	17,944
Custody fees	4,733	4,982
Interest on borrowings	172	1,310
Director fees/meetings	4,087	15,729
Distribution and service (12b-1) fees (Note 3)	5,798	24,541
Administration fees (Note 3)	1,022	3,932
Compliance fees (Note 3)	7,562	29,099
Total expenses, before fees waived	138,515	431,450
Less fees waived (Note 3)	-	-
Net expenses	138,515	431,450
Net Investment Loss	(119,971)	(393,692)
Net Realized and Unrealized Gain on Investments
Net realized gain on investments	380,574	551,773
Change in net unrealized appreciation on investments	300,826	1,063,119
Net realized and unrealized gain on investments	681,400	1,614,892
Net Increase in Net Assets Resulting from Operations	$561,429	$1,221,200

Pacific Advisors Fund Inc.

Statements of Changes in Net Assets (Unaudited)

	Income and Equity Fund		Balanced Fund		Large Cap Value Fund
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$(24,601)	$25,918	$(91,887)	$(177,041)	$(92,273)	$(154,142)
Net realized gain on investments	298,718	527,492	159,954	224,561	789,042	527,627
Change in net unrealized appreciation (depreciation) on investments	473,638	(1,210,222)	299,422	(489,051)	159,925	(946,564)
Increase (decrease) in net assets resulting from operations	747,755	(656,812)	367,489	(441,531)	856,694	(573,079)
From Distributions to Shareholders
Class A	(637)	(845,589)	-	(233,848)	-	(516,768)
Class C	-	(139,936)	-	(86,193)	-	(47,841)
Class I	N/A	N/A	N/A	N/A	N/A	N/A
Decrease in net assets resulting from distributions	(637)	(985,525)	-	(320,041)	-	(564,609)
From Capital Share Transactions (Note 6)
Proceeds from shares sold	454,401	878,874	335,505	179,711	149,159	302,432
Proceeds from shares purchased by reinvestment of dividends	541	836,379	-	293,135	-	512,500
Cost of shares repurchased	(4,553,787)	(1,889,270)	(1,002,365)	(1,166,368)	(1,287,850)	(1,474,822)
Decreases in net assets resulting from capital share transactions	(4,098,845)	(174,017)	(666,860)	(693,522)	(1,138,691)	(659,890)
Increase (Decrease) in net assets	(3,351,727)	(1,816,354)	(299,371)	(1,455,094)	(281,997)	(1,797,578)
Net Assets
Beginning of period	12,836,063	14,652,417	4,057,652	5,512,746	5,970,356	7,767,934
End of period	$9,484,336	$12,836,063	$3,758,280	$4,057,652	$5,688,359	$5,970,356

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

	Mid Cap Value Fund		Small Cap Value Fund
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$(119,971)	$(212,885)	$(393,692)	$(904,412)
Net realized gain on investments	380,574	482,735	551,773	2,771,726
Change in net unrealized appreciation (depreciation) on investments	300,826	(1,158,483)	1,063,119	(5,274,931)
Increase (decrease) in net assets resulting from operations	561,429	(888,633)	1,221,200	(3,407,617)
From Distributions to Shareholders
Class A	-	(443,930)	-	(1,523,580)
Class C	-	(37,642)	-	(296,033)
Class I	N/A	N/A	-	(37,054)
Decrease in net assets resulting from distributions	-	(481,572)	-	(1,856,667)
From Capital Share Transactions (Note 6)
Proceeds from shares sold	266,105	138,523	1,017,894	1,037,388
Proceeds from shares purchased by reinvestment of dividends	-	466,428	-	1,748,306
Cost of shares repurchased	(687,638)	(1,395,260)	(3,042,440)	(6,027,309)
Decreases in net assets resulting from capital share transactions	(421,533)	(790,309)	(2,024,546)	(3,241,615)
Increase (Decrease) in net assets	139,896	(2,160,514)	(803,346)	(8,505,899)
Net Assets
Beginning of period	3,742,208	5,902,722	14,738,142	23,244,041
End of period	$3,882,104	$3,742,208	$13,934,796	$14,738,142

Pacific Advisors Fund Inc.

Financial Highlights (Unaudited)

(For a share outstanding throughout each period presented)

	Income and Equity Fund
	Class A
	For the six months ended		For the year ended December 31,
	June 30, 2019		2018	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$11.47		$13.01	$12.40	$11.61	$12.06	$11.55
Income from investing operations
Net investment income (loss) (c)	(0.02)		0.03	0.05	0.03	0.14	0.22	(d)
Net realized and unrealized gain (loss) on securities	0.75		(0.64)	0.60	0.78	(0.45)	0.51	(d)
Total from investment operations	0.73		(0.61)	0.65	0.81	(0.31)	0.73
Less distributions
From net investment income	0.00	(b)	(0.03)	(0.04)	(0.02)	(0.14)	(0.22)
From net capital gain	-		(0.90)	-	(0.01)	-	-
Total distributions	0.00		(0.93)	(0.04)	(0.03)	(0.14)	(0.22)
Redemption fees (c)	-		-	- (b)	0.01	- (b)	-	(b)(d)
Net asset value, end of period	$12.20		$11.47	$13.01	$12.40	$11.61	$12.06
Total Investment Return (a)	6.37	%(e)	(4.60)%	5.26%	7.08%	(2.57)%	6.41%
Ratios/Supplemental Data
Net assets, end of period (000's)	$8,017		$11,004	$12,394	$14,794	$11,541	$11,324
Ratio of net investment income (loss) to average net assets
With expense reductions	(0.29	)%(f)	0.29%	0.39%	0.26%	1.23%	1.88%
Without expense reductions	(1.04	)%(f)	(0.46)%	(0.36)%	(0.49)%	0.48%	1.13%
Ratio of expenses to average net assets
With expense reductions	4.06	%(f)	3.25%	2.96%	2.88%	2.06%	1.91%
Without expense reductions	4.81	%(f)	4.00%	3.71%	3.63%	2.81%	2.66%
Fund portfolio turnover rate	0	%(f)	16%	19%	14%	22%	13%
	Class C
	For the six months ended		For the year ended December 31,
	June 30, 2019		2018	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$10.82		$12.38	$11.86	$11.16	$11.59	$11.11
Income from investing operations
Net investment income (loss) (c)	(0.06)		(0.06)	(0.04)	(0.06)	0.05	0.13	(d)
Net realized and unrealized gain (loss) on securities	0.71		(0.60)	0.56	0.75	(0.42)	0.48	(d)
Total from investment operations	0.65		(0.66)	0.52	0.69	(0.37)	0.61
Less distributions
From net investment income	-		-	-	-	(0.06)	(0.13)
From net capital gain	-		(0.90)	-	-	-	-
Total distributions	-		(0.90)	-	-	(0.06)	(0.13)
Redemption fees (c)	-		-	- (b)	0.01	- (b)	-	(b)(d)
Net asset value, end of period	$11.47		$10.82	$12.38	$11.86	$11.16	$11.59
Total Investment Return	6.01	%(e)	(5.26)%	4.38%	6.27%	(3.21)%	5.51%
Ratios/Supplemental Data
Net assets, end of period (000's)	$1,468		$1,832	$2,259	$2,456	$2,766	$2,471
Ratio of net investment income (loss) to average net assets
With expense reductions	(1.07	)%(f)	(0.46)%	(0.36)%	(0.48)%	0.48%	1.14%
Without expense reductions	(1.82	)%(f)	(1.21)%	(1.11)%	(1.23)%	(0.27)%	0.39%
Ratio of expenses to average net assets
With expense reductions	4.84	%(f)	4.00%	3.72%	3.64%	2.81%	2.66%
Without expense reductions	5.59	%(f)	4.75%	4.47%	4.39%	3.56%	3.41%
Fund portfolio turnover rate	0	%(f)	16%	19%	14%	22%	13%

(a)  The Fund's maximum sales charge is not included in the total return computation.

(b)  The amount is less than $0.005 and rounded to zero.

(c)  Based on average shares outstanding.

(d)  Net investment income, net realized and unrealized gain (loss) on securities and redemptions fees for Class A and Class C for the year ended December 31, 2014 were restated during the year ended December 31, 2015. See Note 2(H).

(e)  Not annualized

(f)  Annualized

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Fund Inc.

Financial Highlights (Unaudited)

(For a share outstanding throughout each period presented)

	Balanced Fund
	Class A
	For the six months ended		For the year ended December 31,
	June 30, 2019		2018	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$10.36		$12.45	$11.34	$11.75	$14.40	$16.59
Income from investing operations
Net investment loss (c)	(0.24)		(0.42)	(0.35)	(0.29)	(0.15)	(0.14	)(d)
Net realized and unrealized gain (loss) on securities	1.22		(0.82)	1.55	0.30	(2.25)	(1.17	)(d)
Total from investment operations	0.98		(1.24)	1.20	0.01	(2.40)	(1.31)
Less distributions
From net capital gain	-		(0.85)	(0.09)	(0.42)	(0.25)	(0.88)
Total distributions	-		(0.85)	(0.09)	(0.42)	(0.25)	(0.88)
Redemption fees (c)	-		- (b)	- (b)	- (b)	- (b)	-	(b)(d)
Net asset value, end of period	$11.34		$10.36	$12.45	$11.34	$11.75	$14.40
Total Investment Return (a)	9.46	%(e)	(9.78)%	10.55%	0.08%	(16.73)%	(7.94)%
Ratios/Supplemental Data
Net assets, end of period (000's)	$3,056		$3,066	$4,109	$4,276	$4,046	$5,017
Ratio of net investment loss to average net assets	(4.33	)%(f)	(3.34)%	(3.02)%	(2.56)%	(1.08)%	(0.90)%
Ratio of expenses to average net assets	6.34	%(f)	5.16%	4.76%	4.50%	3.27%	2.84%
Fund portfolio turnover rate	18	%(f)	23%	26%	55%	28%	22%
	Class C
	For the six months ended		For the year ended December 31,
	June 30, 2019		2018	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$8.88		$10.89	$10.01	$10.50	$12.99	$15.18
Income from investing operations
Net investment loss (c)	(0.24)		(0.45)	(0.39)	(0.33)	(0.23)	(0.24	)(d)
Net realized and unrealized gain (loss) on securities	1.04		(0.71)	1.36	0.26	(2.01)	(1.07	)(d)
Total from investment operations	0.80		(1.16)	0.97	(0.07)	(2.24)	(1.31)
Less distributions
From net capital gain	-		(0.85)	(0.09)	(0.42)	(0.25)	(0.88)
Total distributions	-		(0.85)	(0.09)	(0.42)	(0.25)	(0.88)
Redemption fees (c)	-		- (b)	- (b)	- (b)	- (b)	-	(b)(d)
Net asset value, end of period	$9.68		$8.88	$10.89	$10.01	$10.50	$12.99
Total Investment Return	9.01	%(e)	(10.45)%	9.65%	(0.67)%	(17.31)%	(8.68)%
Ratios/Supplemental Data
Net assets, end of period (000's)	$703		$991	$1,403	$1,724	$2,679	$4,203
Ratio of net investment loss to average net assets	(5.06	)%(f)	(4.09)%	(3.77)%	(3.27)%	(1.85)%	(1.64)%
Ratio of expenses to average net assets	7.07	%(f)	5.91%	5.52%	5.25%	4.05%	3.58%
Fund portfolio turnover rate	18	%(f)	23%	26%	55%	28%	22%

(a)  The Fund's maximum sales charge is not included in the total return computation.

(b)  The amount is less than $0.005 and rounded to zero.

(c)  Based on average shares outstanding.

(d)  Net investment income, net realized and unrealized gain (loss) on securities and redemptions fees for Class A and Class C for the year ended December 31, 2014 were restated during the year ended December 31, 2015. See Note 2(H).

(e)  Not annualized

(f)  Annualized

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Fund Inc.

Financial Highlights (Unaudited)

(For a share outstanding throughout each period presented)

	Large Cap Value Fund
	Class A
	For the six months ended		For the year ended December 31,
	June 30, 2019		2018	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$14.34		$17.32	$15.14	$13.92	$14.18	$13.05
Income from investing operations
Net investment loss (c)	(0.24)		(0.36)	(0.29)	(0.23)	(0.09)	(0.07	)(d)
Net realized and unrealized gain (loss) on securities	2.45		(1.15)	2.95	1.49	(0.15)	1.37	(d)
Total from investment operations	2.21		(1.51)	2.66	1.26	(0.24)	1.30
Less distributions
From net capital gain	-		(1.47)	(0.48)	(0.04)	(0.02)	(0.17)
Total distributions	-		(1.47)	(0.48)	(0.04)	(0.02)	(0.17)
Redemption fees (b)(c)	-		-	-	-	-	-	(d)
Net asset value, end of period	$16.55		$14.34	$17.32	$15.14	$13.92	$14.18
Total Investment Return (a)	15.41	%(e)	(8.40)%	17.56%	9.08%	(1.68)%	9.94%
Ratios/Supplemental Data
Net assets, end of period (000's)	$5,341		$5,564	$7,224	$6,953	$6,587	$6,892
Ratio of net investment loss to average net assets
With expense reductions	(3.06	)%(f)	(2.11)%	(1.80)%	(1.60)%	(0.64)%	(0.55)%
Without expense reductions	(3.81	)%(f)	(2.86)%	(2.54)%	(2.35)%	(1.39)%	(1.30)%
Ratio of expenses to average net assets
With expense reductions	5.13	%(f)	4.12%	3.78%	3.85%	2.72%	2.64%
Without expense reductions	5.88	%(f)	4.87%	4.53%	4.60%	3.47%	3.39%
Fund portfolio turnover rate	0	%(f)	0%	0%	0%	7%	3%
	Class C
	For the six months ended		For the year ended December 31,
	June 30, 2019		2018	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$11.84		$14.70	$13.01	$12.06	$12.39	$11.50
Income from investing operations
Net investment loss (c)	(0.24)		(0.41)	(0.36)	(0.28)	(0.17)	(0.15	)(d)
Net realized and unrealized gain (loss) on securities	2.02		(0.98)	2.53	1.27	(0.14)	1.21	(d)
Total from investment operations	1.78		(1.39)	2.17	0.99	(0.31)	1.06
Less distributions
From net capital gain	-		(1.47)	(0.48)	(0.04)	(0.02)	(0.17)
Total distributions	-		(1.47)	(0.48)	(0.04)	(0.02)	(0.17)
Redemption fees (b)(c)	-		-	-	-	-	-	(d)
Net asset value, end of period	$13.62		$11.84	$14.70	$13.01	$12.06	$12.39
Total Investment Return	15.03	%(e)	(9.08)%	16.67%	8.24%	(2.48)%	9.18%
Ratios/Supplemental Data
Net assets, end of period (000's)	$347		$406	$544	$837	$1,160	$1,167
Ratio of net investment loss to average net assets
With expense reductions	(3.78	)%(f)	(2.85)%	(2.57)%	(2.34)%	(1.41)%	(1.29)%
Without expense reductions	(4.54	)%(f)	(3.60)%	(3.31)%	(3.09)%	(2.16)%	(2.03)%
Ratio of expenses to average net assets
With expense reductions	5.87	%(f)	4.87%	4.53%	4.59%	3.50%	3.38%
Without expense reductions	6.63	%(f)	5.62%	5.27%	5.34%	4.25%	4.13%
Fund portfolio turnover rate	0	%(f)	0%	0%	0%	7%	3%

(a)  The Fund's maximum sales charge is not included in the total return computation.

(b)  The amount is less than $0.005 and rounded to zero.

(c)  Based on average shares outstanding.

(d)  Net investment income, net realized and unrealized gain (loss) on securities and redemptions fees for Class A and Class C for the year ended December 31, 2014 were restated during the year ended December 31, 2015. See Note 2(H).

(e)  Not annualized

(f)  Annualized

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Fund Inc.

Financial Highlights (Unaudited)

(For a share outstanding throughout each period presented)

	Mid Cap Value Fund
	Class A
	For the six months ended		For the year ended December 31,
	June 30, 2019		2018	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$9.20		$13.19	$11.78	$10.28	$13.46	$15.25
Income from investing operations
Net investment loss (c)	(0.30)		(0.52)	(0.49)	(0.40)	(0.31)	(0.35	)(d)
Net realized and unrealized gain (loss) on securities	1.71		(2.12)	1.90	1.90	(2.87)	(1.44	)(d)
Total from investment operations	1.41		(2.64)	1.41	1.50	(3.18)	(1.79)
Less distributions
From net capital gain	-		(1.35)	-	-	-	-
Total distributions	-		(1.35)	-	-	-	-
Redemption fees (b)(c)	-		-	-	-	-	-	(d)
Net asset value, end of period	$10.61		$9.20	$13.19	$11.78	$10.28	$13.46
Total Investment Return (a)	15.33	%(e)	(19.59)%	11.97%	14.59%	(23.63)%	(11.74)%
Ratios/Supplemental Data
Net assets, end of period (000's)	$3,836		$3,484	$5,495	$5,728	$4,875	$5,981
Ratio of net investment loss to average net assets	(5.84	)%(f)	(3.93)%	(4.19)%	(3.80)%	(2.48)%	(2.46)%
Ratio of expenses to average net assets	6.75	%(f)	5.33%	4.94%	4.74%	3.68%	3.42%
Fund portfolio turnover rate	14	%(f)	2%	9%	13%	25%	22%
	Class C
	For the six months ended		For the year ended December 31,
	June 30, 2019		2018	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$7.84		$11.58	$10.42	$9.16	$12.09	$13.80
Income from investing operations
Net investment loss (c)	(0.28)		(0.54)	(0.51)	(0.42)	(0.37)	(0.42	)(d)
Net realized and unrealized gain (loss) on securities	1.44		(1.85)	1.67	1.68	(2.56)	(1.29	)(d)
Total from investment operations	1.16		(2.39)	1.16	1.26	(2.93)	(1.71)
Less distributions
From net capital gain	-		(1.35)	-	-	-	-
Total distributions	-		(1.35)	-	-	-	-
Redemption fees (b)(c)	-		-	-	-	-	-	(d)
Net asset value, end of period	$9.00		$7.84	$11.58	$10.42	$9.16	$12.09
Total Investment Return	14.80	%(e)	(20.16)%	11.13%	13.76%	(24.23)%	(12.39)%
Ratios/Supplemental Data
Net assets, end of period (000's)	$46		$258	$407	$366	$661	$891
Ratio of net investment loss to average net assets	(6.43	)%(f)	(4.66)%	(4.96)%	(4.56)%	(3.26)%	(3.22)%
Ratio of expenses to average net assets	7.40	%(f)	6.08%	5.71%	5.54%	4.46%	4.17%
Fund portfolio turnover rate	14	%(f)	2%	9%	13%	25%	22%

(a)  The Fund's maximum sales charge is not included in the total return computation.

(b)  The amount is less than $0.005 and rounded to zero.

(c)  Based on average shares outstanding.

(d)  Net investment income, net realized and unrealized gain (loss) on securities and redemptions fees for Class A and Class C for the year ended December 31, 2014 were restated during the year ended December 31, 2015. See Note 2(H).

(e)  Not annualized

(f)  Annualized

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Fund Inc.

Financial Highlights (Unaudited)

(For a share outstanding throughout each period presented)

	Small Cap Value Fund
	Class A
	For the six months ended		For the year ended December 31,
	June 30, 2019		2018	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$20.87		$29.29	$27.23	$24.72	$44.51	$61.41
Income from investing operations
Net investment loss (c)	(0.58)		(1.25)	(0.99)	(0.92)	(1.06)	(1.11	)(d)
Net realized and unrealized gain (loss) on securities	2.19		(4.40)	4.38	7.66	(12.25)	(12.20	)(d)
Total from investment operations	1.61		(5.65)	3.39	6.74	(13.31)	(13.31)
Less distributions
From net capital gain	-		(2.78)	(1.34)	(4.24)	(6.50)	(3.62)
Total distributions	-		(2.78)	(1.34)	(4.24)	(6.50)	(3.62)
Redemption fees (c)	-	(b)	0.01	0.01	0.01	0.02	0.03	(d)
Net asset value, end of period	$22.48		$20.87	$29.29	$27.23	$24.72	$44.51
Total Investment Return (a)	7.71	%(e)	(18.74)%	12.47%	27.08%	(30.31)%	(21.60)%
Ratios/Supplemental Data
Net assets, end of period (000's)	$12,318		$12,583	$20,439	$26,420	$33,942	$122,642
Ratio of net investment loss to average net assets	(4.95	)%(f)	(4.16)%	(3.72)%	(3.74)%	(2.64)%	(1.72)%
Ratio of expenses to average net assets	5.43	%(f)	4.40%	4.08%	4.19%	3.03%	2.19%
Fund portfolio turnover rate	8	%(f)	8%	5%	11%	7%	16%
	Class C
	For the six months ended		For the year ended December 31,
	June 30, 2019		2018	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$13.81		$20.75	$19.79	$19.01	$36.59	$51.70
Income from investing operations
Net investment loss (c)	(0.44)		(1.04)	(0.86)	(0.85)	(1.11)	(1.29	)(d)
Net realized and unrealized gain (loss) on securities	1.45		(3.12)	3.15	5.87	(9.99)	(10.23	)(d)
Total from investment operations	1.01		(4.16)	2.29	5.02	(11.10)	(11.52)
Less distributions
From net capital gain	-		(2.78)	(1.34)	(4.24)	(6.50)	(3.62)
Total distributions	-		(2.78)	(1.34)	(4.24)	(6.50)	(3.62)
Redemption fees (c)	-	(b)	- (b)	0.01	- (b)	0.02	0.03	(d)
Net asset value, end of period	$14.82		$13.81	$20.75	$19.79	$19.01	$36.59
Total Investment Return	7.31	%(e)	(19.32)%	11.60%	26.12%	(30.83)%	(22.19)%
Ratios/Supplemental Data
Net assets, end of period (000's)	$1,003		$1,745	$2,796	$3,596	$5,180	$10,498
Ratio of net investment loss to average net assets	(5.68	)%(f)	(4.91)%	(4.48)%	(4.51)%	(3.45)%	(2.47)%
Ratio of expenses to average net assets	6.14	%(f)	5.15%	4.84%	4.95%	3.88%	2.95%
Fund portfolio turnover rate	8	%(f)	8%	5%	11%	7%	16%

(a)  The Fund's maximum sales charge is not included in the total return computation.

(b)  The amount is less than $0.005 and rounded to zero.

(c)  Based on average shares outstanding.

(d)  Net investment income, net realized and unrealized gain (loss) on securities and redemptions fees for Class A and Class C for the period ended December 31, 2014 were restated during the period ended December 31, 2015. See Note 2(H).

(e)  Not annualized

(f)  Annualized

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Fund Inc.

Financial Highlights (Unaudited)

(For a share outstanding throughout each period presented)

	Small Cap Value Fund
	Class I
	For the six months ended		For the year ended December 31,
	June 30, 2019		2018	2017	2016	2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$28.17		$38.17	$35.05	$30.87	$53.06	$72.10
Income from investing operations
Net investment loss (c)	(0.74)		(1.61)	(1.19)	(1.08)	(1.20)	(1.15	)(d)
Net realized and unrealized gain (loss) on securities	2.95		(5.63)	5.63	9.49	(14.52)	(14.30	)(d)
Total from investment operations	2.21		(7.24)	4.44	8.41	(15.72)	(15.45)
Less distributions
From net capital gain	-		(2.78)	(1.34)	(4.24)	(6.50)	(3.62)
Total distributions	-		(2.78)	(1.34)	(4.24)	(6.50)	(3.62)
Redemption fees (c)	-	(b)	0.02	0.02	0.01	0.03	0.03	(d)
Net asset value, end of period	$30.38		$28.17	$38.17	$35.05	$30.87	$53.06
Total Investment Return	7.85	%(e)	(18.52)%	12.71%	27.10%	(29.94)%	(21.36)%
Ratios/Supplemental Data
Net assets, end of period (000's)	$613		$411	$9	$8	$155	$1,402
Ratio of net investment loss to average net assets	(4.70	)%(f)	(4.18)%	(3.47)%	(3.57)%	(2.55)%	(1.54)%
Ratio of expenses to average net assets	5.21	%(f)	4.41%	3.85%	3.93%	2.86%	2.03%
Fund portfolio turnover rate	7	%(f)	8%	5%	11%	7%	16%

(b)  The amount is less than $0.005 and rounded to zero.

(c)  Based on average shares outstanding.

(d)  Net investment income, net realized and unrealized gain (loss) on securities and redemptions fee for Class I for the year ended December 31, 2014 was restated during the period ended December 31, 2015. See Note 2(H).

(e)  Not annualized

(f)  Annualized

See Accompanying Notes to Financial Statements which are an integral part of these financial statements.

Pacific Advisors Fund Inc.

Notes to Financial Statements (Unaudited)

June 30, 2019

Note 1. Organization

Pacific Advisors Fund Inc. (the "Company") is an open-end diversified investment management company registered under the Investment Company Act of 1940 ("the 40 Act"), as amended. The Company currently offers five Funds: Income and Equity Fund, Balanced Fund, Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund (individually, a "Fund," or collectively, the "Funds"). Each Fund is a separate investment portfolio of the Company with a distinct investment objective, investment program, policies and restrictions.

The Income and Equity Fund seeks to provide current income and, secondarily, long-term capital appreciation. The Balanced Fund seeks to achieve long-term capital appreciation and income consistent with reduced risk. The Large Cap Value Fund seeks to achieve long-term capital appreciation. The Mid Cap Value Fund seeks to achieve long-term capital appreciation. The Small Cap Value Fund seeks to provide capital appreciation through investment in small capitalization companies.

The Funds offer Class A and Class C shares. In addition to Class A and Class C shares, the Small Cap Value Fund also offers Class I shares. Each Class has equal rights as to assets and voting privileges except that Class A and Class C each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund. Each Class of shares differs in its respective service and distribution expenses and may differ in its transfer agent, registration, and certain other Class-specific fees and expenses.

The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Note 2. Significant Accounting Policies

A. Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter ("OTC") issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Fixed Income securities, which are typically purchased and held as odd lots (less than $1 million) are valued based on bid prices for institutional round lot positions (typically $1 million or greater); round lot prices often reflect more favorable pricing than odd lot holdings. For securities that mature in 60 days or less, the Funds may utilize the amortized cost method of valuation if it is reasonable to conclude it approximates fair value. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the "Investment Manager") utilizes independent pricing services approved by the Board of Directors (the "Board") using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; and/or (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company's Fair Value Procedure, as adopted by the Board. In conducting its assessment and analysis for the purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors, including examining the source and nature of the quotations, to validate that the quotations and prices are representative of fair value.

Various inputs are used to determine the fair value of each Fund's investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund's own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

Pacific Advisors Fund Inc.

Notes to Financial Statements (Unaudited)

June 30, 2019

The following is a summary of the inputs used to value each Fund's investment securities as of June 30, 2019.

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Communication Services	$436,277	$391,263	$653,330	$169,129	$-
Consumer Discretionary	655,785	378,174	781,888	1,094,705	2,727,011
Consumer Staples	555,569	210,914	1,057,782	-	781,215
Energy	466,803	199,686	-	575,810	3,334,656
Financials	805,571	362,939	823,375	312,538	1,189,149
Health Care	730,870	300,413	264,632	168,590	-
Industrials	750,082	551,325	1,037,471	1,301,611	5,962,625
Information Technology	701,585	313,336	1,063,724	173,992	-
Materials	113,153	-	-	102,080	-
Utilities	316,246	-	-	-	-
Preferred Stock
Financials	907,510	99,750	-	-	-
Level 1 Total	6,439,451	2,807,800	5,682,202	3,898,455	13,994,656
Level 2 - Other significant observable inputs
Corporate Bond
Consumer Discretionary	154,055	101,762	-	-	-
Energy	150,000	100,000	-	-	-
Financials	1,541,171	400,077	-	-	-
Health Care	261,508	96,250	-	-	-
Information Technology	302,743	149,205	-	-	-
Real Estate	458,519	101,094	-	-	-
Convertible Corporate Bond
Financials	250,550	-	-	-	-
Level 2 Total	3,118,546	948,388	-	-	-
Level 3 - Significant unobservable inputs	-	-	-	-	-
Total Investments	$9,557,997	$3,756,188	$5,682,202	$3,898,455	$13,994,656

Equity securities (common and preferred stock) that are actively traded and market priced are typically classified as Level 1 securities. Fixed income securities are typically classified as Level 2 securities. The Funds had no Level 3 holdings during the period ended June 30, 2019.

B. Cash and Cash Equivalents. The Company considers all highly liquid financial instruments with maturities of less than three months when acquired to be cash equivalents. For cash management purposes, each Fund may concentrate cash with the Fund's custodian, United Missouri Bank, ("UMB"). This typically results in cash balances exceeding the Federal Deposit Insurance Corporation ("FDIC") insurance limits.

C. Security Transactions and Investment Income. Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium or discount on debt securities are amortized or accreted using the effective interest method.

D. Dividends and Distributions to Shareholders. The Income and Equity Fund declares and distributes dividends of its net investment income, if any, quarterly. The Balanced Fund, Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund declare and distribute dividends of their net investment income, if any, annually. In addition, each Fund declares and distributes a capital gain dividend, if any, annually. The Board determines the amount and timing of such payments.

E. Federal Income Tax. The Funds intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and for the period ended June 30, 2019 and has concluded that no provision for income tax is required in the Funds' financial statements. Tax years 2015, 2016, 2017 and 2018 are still subject to examination by major federal jurisdictions. Tax years 2014, 2015, 2016, 2017, and 2018 are still subject to examination by major state jurisdictions.

Pacific Advisors Fund Inc.

Notes to Financial Statements (Unaudited)

June 30, 2019

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2019, the Funds did not incur any interest or penalties.

The components of distributable earnings on a tax basis are reported as of the Funds' most recent year-end. At December 31, 2018, components of distributable earnings on a tax basis were as follows:

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Undistributed ordinary income	$634	$-	$-	$-	$-
Undistributed long-term gains	11,127	28,099	160,108	974	912,016
Post October loss	(887)	(46,451)
Capital loss carry forward*	-	-	-	-	-
Net unrealized appreciation on investments	1,108,039	322,819	3,245,798	730,541	3,333,352
Accumulated earnings	$1,118,913	$304,467	$3,405,906	$731,515	$4,245,368

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and characterization of certain income items. The Funds intend to treat post October losses (net capital losses incurred for the period subsequent to October 31, 2018 through the year end December 31, 2018) as having been incurred in the next fiscal year.

As of December 31, 2018, the Funds had no accumulated net realized losses on investment transactions that represent capital loss carryforwards for federal income tax purposes.

During the most recent fiscal year, the Fund had no capital losses carried forward under the provisions of the Act that were utilized.

F. Reclassification of Capital Accounts. Distributions of net investment income and realized gains are determined in accordance with income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net operating losses, reclassification of dividends and return of capital. To the extent that these differences are permanent in nature, reclassifications are made among the net asset accounts on the Statements of Assets and Liabilities. Net assets and net asset value per share are not affected by these reclassifications.

For the period ended June 30, 2019, reclassifications among the components of net assets are as follows:

	Accumulated Earnings	Paid in Capital
Income and Equity Fund	$24,604	$(24,604)
Balanced Fund	91,888	(91,888)
Large Cap Value Fund	92,273	(92,273)
Mid Cap Value Fund	119,971	(119,971)
Small Cap Value Fund	393,692	(393,692)

The reclassifications were due to net investment losses incurred by the Funds, which are not permitted to be carried forward for tax purposes and the expiration of capital loss carryforwards, as well as differing book and tax treatment of certain securities.

G. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and footnotes. Actual results could differ from those estimates.

H. Accounting Method Change. On December 31, 2015, the Funds elected to change their method of determining net investment income (loss) per share to the average shares method, which determines the net investment income (loss) per share by dividing the net investment income (loss) by the average number of shares outstanding during the year. In prior years the net investment income (loss) per share was determined using the SEC method, which compares ending undistributed income (loss) per share to the beginning undistributed income (loss) per share, adjusted for distributions paid per share. The new method of accounting was adopted as a result of management's determination that the average shares method produced a result that was more reflective of the actual net investment income (loss) on a per share basis during each of the years. The financial highlights for each of the years presented have been adjusted to apply this new method retrospectively. The following financial statement line items for the years 2014 was affected by this change in accounting principle.

Pacific Advisors Fund Inc.

Notes to Financial Statements (Unaudited)

June 30, 2019

Financial Highlights
	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Class A
As Computed Under SEC Method
Net investment income	0.21	(0.16)	0.02	(0.11)	(2.29)
Net realized and unrealized gain	0.52	(1.15)	1.28	(1.68)	(10.99)
Redemption Fees	0.00	0.00	0.00	0.00	0.00
As Computed Under Average Shares Method
Net investment income	0.22	(0.14)	(0.07)	(0.35)	(1.11)
Net realized and unrealized gain	0.51	(1.17)	1.37	(1.44)	(12.20)
Redemption Fees	0.00	0.00	0.00	0.00	0.03
Effect of Change
Net investment income	0.01	0.02	(0.09)	(0.24)	1.18
Net realized and unrealized gain (loss)	(0.01)	(0.02)	0.09	0.24	(1.21)
Redemption Fees	0.00	0.00	0.00	0.00	0.03
Class C
As Computed Under SEC Method
Net investment income (loss)	0.14	(0.40)	0.68	(2.95)	(1.15)
Net realized and unrealized gain	0.47	(0.91)	0.38	1.24	(10.34)
Redemption Fees	0.00	0.00	0.00	0.00	0.00
As Computed Under Average Shares Method
Net investment income	0.13	(0.24)	(0.15)	(0.42)	(1.29)
Net realized and unrealized gain (loss)	0.48	(1.07)	1.21	(1.29)	(10.23)
Redemption Fees	0.00	0.00	0.00	0.00	0.03
Effect of Change
Net investment income (loss)	(0.01)	0.16	(0.83)	2.53	(0.14)
Net realized and unrealized gain (loss)	0.01	(0.16)	0.83	(2.53)	0.11
Redemption Fees	0.00	0.00	0.00	0.00	0.03
Class I
As Computed Under SEC Method
Net investment income (loss)	N/A	N/A	N/A	N/A	9.85
Net realized and unrealized gain (loss)	N/A	N/A	N/A	N/A	(25.27)
Redemption Fees	N/A	N/A	N/A	N/A	0.00
As Computed Under Average Shares Method
Net investment loss	N/A	N/A	N/A	N/A	(1.15)
Net realized and unrealized gain (loss)	N/A	N/A	N/A	N/A	(14.30)
Redemption Fees	N/A	N/A	N/A	N/A	0.03
Effect of Change
Net investment income (loss)	N/A	N/A	N/A	N/A	(11.00)
Net realized and unrealized gain (loss)	N/A	N/A	N/A	N/A	10.97
Redemption Fees	N/A	N/A	N/A	N/A	0.03

Note 3. Investment Management, Distributor and Other Related Party Transactions

The Company and the Funds have entered into investment management agreements ("Management Agreements") with the Investment Manager.

The Management Agreements provide for investment management fees, payable monthly, and calculated at the maximum annual rate of 0.75% of average net assets for the Income and Equity, Balanced, Large Cap Value and Small Cap Value Funds and 1.00% of average net assets for the Mid Cap Value Fund.

In accordance with Expense Limitation Agreements with the Company, the Investment Manager waives its respective management fees to the extent that the actual operating expenses of the following Funds exceed the following thresholds:

	Class A	Class C
Income and Equity Fund	1.95%	2.70%
Large Cap Value Fund	2.65%	3.40%

Pacific Advisors Fund Inc.

Notes to Financial Statements (Unaudited)

June 30, 2019

Pursuant to the Expense Limitation Agreements, providing for the waiver of fees and the assumption of expenses by the Investment Manager, the following amounts were waived for the period ended June 30, 2019.

Management Fees Waived
Income and Equity Fund	$46,566
Large Cap Value Fund	22,302

The Investment Manager does not have any rights to recover fees it waives or expenses it may reimburse, with respect to any of the Funds.

For the period ended June 30, 2019, Pacific Global Fund Distributors, Inc. ("PGFD"), the principal underwriter for the Company and a wholly-owned subsidiary of the Investment Manager, received commissions on sales of capital stock, after deducting amounts allowed to authorized distributors as commissions. In addition, PGFD, as a registered broker-dealer, may act as broker for the Funds, in conformity with Rule 17e-1 under the Investment Company Act of 1940. The Funds may subsidize the amount of commissions charged by the clearing firm for small trades; if so, the Brokerage Commission Received / (Paid) shown below may be negative. The Company's Board has approved procedures for evaluating the reasonableness of commissions paid to PGFD and periodically reviews these procedures. PGFD will not act as principal in effecting any portfolio transactions for the Funds. The amounts of commissions are as follows:

	Underwriting Fees Retained	Commissions Retained	Brokerage Commissions Received/(Paid)
Income and Equity Fund	$12	$65	$(65)
Balanced Fund	21	48	(383)
Large Cap Value Fund	9	-	(255)
Mid Cap Value Fund	443	72	(357)
Small Cap Value Fund	581	199	977

The Company has also entered into separate agreements with Pacific Global Investor Services, Inc. ("PGIS"), Transfer Agent for the Company and a wholly-owned subsidiary of the Investment Manager, that provide for transfer agent fees at a rate of $21 per year per open account and $3.50 per year per closed account, with a minimum charge of $1,800 per month per class for each Fund; fund accounting fees equal to the greater of $1,500 or three basis points for the first hundred million in net assets and one basis point on the balance of net assets for each Fund per month; and annual administrative agent fees of five basis points of average daily net assets of each Fund subject to a maximum annual fee of $50,000 per Fund. The fee is computed and payable monthly. The Company reimburses the Investment Manager for monthly expenses related to the Company's Compliance Program. The Company also reimburses PGIS for applicable out-of-pocket expenses incurred in connection with transfer agent or fund accounting services performed.

On the Statement of Assets and Liabilities, "Accounts payable to related parties" consists of transfer agent fees payable to PGIS.

The Company has adopted a plan of distribution whereby the Funds may pay a service fee to qualified recipients in an amount up to 0.25% per annum of each Fund's average daily net assets for Class A shares. The Company has also adopted a plan of distribution whereby the Funds may pay a service fee to qualified recipients in an amount up to 0.25% per annum of each Fund's average daily net assets for Class C shares and a distribution fee in an amount up to 0.75% per annum of each Fund's average daily net assets for Class C shares. The Company has not adopted a plan of distribution for Class I Shares.

For the period ended June 30, 2019, total distribution and/or service (12b-1) fees were:

	Class A	Class C	Total
Income and Equity Fund	$13,373	$8,597	$21,970
Balanced Fund	4,063	4,259	8,322
Large Cap Value Fund	6,960	1,897	8,857
Mid Cap Value Fund	4,879	919	5,798
Small Cap Value Fund	17,091	7,450	24,541

Pacific Advisors Fund Inc.

Notes to Financial Statements (Unaudited)

June 30, 2019

Note 4. Purchase and Sales of Securities

The following summarizes purchases and sales of investment securities, other than short-term investments, and aggregate gross unrealized appreciation and depreciation on a tax basis by each Fund for the period ended and as of June 30, 2019. The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

	Period ended June 30, 2019			As of June 30, 2019
	Cost of Purchases	Proceeds From Sales	Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Income and Equity Fund	$-	$4,031,234	$7,976,319	$1,846,732	$265,054	$1,581,678
Balanced Fund	371,395	1,126,375	3,126,175	800,171	170,159	630,013
Large Cap Value Fund	-	1,254,312	2,276,478	3,405,724	-	3,405,724
Mid Cap Value Fund	279,555	824,368	2,867,089	1,568,664	537,297	1,031,367
Small Cap Value Fund	661,568	3,356,421	9,598,185	7,925,486	3,529,015	4,396,471

Note 5. Distributions to Shareholders

The tax character of distributions paid during 2019 and 2018 was as follows:

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Period ended June 30, 2019
Distributions paid from:
Ordinary Income	$637
Total Distributions	$637	$-	$-	$-	$-
Year ended December 31, 2018
Distributions paid from:
Ordinary Income	$54,930	$-	$-	$-	$-
Long-Term Capital Gain	930,595	320,041	564,609	481,572	1,856,667
Total Distributions	$985,525	$320,041	$564,609	$481,572	$1,856,667

Note 6. Capital Share Transactions

A 2% redemption fee is assessed on shares of the Income and Equity Fund sold or exchanged within 30 days of purchase or shares of the Balanced Fund, Large Cap Value Fund, Mid Cap Value Fund or Small Cap Value Fund sold or exchanged within 180 days of purchase and is retained in each Fund. The redemption fees collected through June 30, 2019, and through year end 2018, are included in the dollar amount of shares sold in the table below. The amount of the increase is as follows:

	Six months ended June 30, 2019			Year ended December 31, 2018
	Class A	Class C	Class I	Class A	Class C	Class I
Income and Equity Fund	$-	$-	N/A	$-	$-	N/A
Balanced Fund	-	-	N/A	1,251	443	N/A
Large Cap Value Fund	20	1	N/A	1,901	154	N/A
Mid Cap Value Fund	9	1	N/A	559	45	N/A
Small Cap Value Fund	48	6	$2	3,350	463	$83

Pacific Advisors Fund Inc.

Notes to Financial Statements (Unaudited)

June 30, 2019

	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Income and Equity Fund
Class A
Shares sold	38,344	$454,401	67,476	$878,374
Reinvestment of distributions	45	541	61,385	696,443
	38,389	454,942	128,861	1,574,817
Shares repurchased	(340,842)	(4,086,857)	(122,273)	(1,566,404)
Net increase (decrease)	(302,453)	$(3,631,915)	6,588	$8,413
Class C
Shares sold	-	$-	40	$500
Reinvestment of distributions	-	-	13,127	139,936
	-	-	13,167	140,436
Shares repurchased	(41,393)	(466,930)	(26,171)	(322,866)
Net decrease	(41,393)	$(466,930)	(13,004)	$(182,430)
	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Balanced Fund
Class A
Shares sold	27,331	$309,694	4,932	$63,768
Reinvestment of distributions	-	-	20,571	206,942
	27,331	309,694	25,503	270,710
Shares repurchased	(53,821)	(598,789)	(59,567)	(749,393)
Net decrease	(26,490)	$(289,095)	(34,064)	$(478,683)
Class C
Shares sold	2,671	$25,811	10,494	$115,943
Reinvestment of distributions	-	-	9,988	86,193
	2,671	25,811	20,482	202,136
Shares repurchased	(41,764)	(403,576)	(37,683)	(416,975)
Net decrease	(39,093)	$(377,765)	(17,201)	$(214,839)

Pacific Advisors Fund Inc.

Notes to Financial Statements (Unaudited)

June 30, 2019

	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Large Cap Value Fund
Class A
Shares sold	9,490	$149,158	17,199	$302,278
Reinvestment of distributions	-	-	35,783	493,441
	9,490	149,158	52,982	795,719
Shares repurchased	(74,810)	(1,172,411)	(82,053)	(1,411,783)
Net decrease	(65,320)	$(1,023,253)	(29,071)	$(616,064)
Class C
Shares sold	-	$1	-	$154
Reinvestment of distributions	-	-	1,673	19,059
	-	1	1,673	19,213
Shares repurchased	(8,786)	(115,439)	(4,352)	(63,039)
Net decrease	(8,786)	$(115,438)	(2,679)	$(43,826)
	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Mid Cap Value Fund
Class A
Shares sold	25,386	$265,904	10,331	$137,278
Reinvestment of distributions	-	-	48,670	428,786
	25,386	265,904	59,001	566,064
Shares repurchased	(42,361)	(440,271)	(97,092)	(1,314,598)
Net decrease	(16,975)	$(174,367)	(38,091)	$(748,534)
Class C
Shares sold	23	$201	104	$1,245
Reinvestment of distributions	-	-	5,012	37,642
	23	201	5,116	38,887
Shares repurchased	(27,853)	(247,367)	(7,367)	(80,662)
Net increase (decrease)	(27,830)	$(247,166)	(2,251)	$(41,775)

Pacific Advisors Fund Inc.

Notes to Financial Statements (Unaudited)

June 30, 2019

	Six months ended June 30, 2019		Year ended December 31, 2018
	Shares	Amount	Shares	Amount
Small Cap Value Fund
Class A
Shares sold	31,258	$749,778	13,852	$419,373
Reinvestment of distributions	-	-	72,839	1,443,664
	31,258	749,778	86,691	1,863,037
Shares repurchased	(86,310)	(2,046,350)	(181,697)	(5,374,621)
Net decrease	(55,052)	$(1,296,572)	(95,006)	$(3,511,584)
Class C
Shares sold	-	$6	1,394	$30,052
Reinvestment of distributions	-	-	20,650	270,715
	-	6	22,044	300,767
Shares repurchased	(58,651)	(910,661)	(30,444)	(639,644)
Net decrease	(58,651)	$(910,655)	(8,400)	$(338,877)
Class I
Shares sold	8,128	$268,110	13,420	$587,963
Reinvestment of distributions	-	-	1,269	33,927
	8,128	268,110	14,689	621,890
Shares repurchased	(2,532)	(85,429)	(338)	(13,044)
Net increase	5,596	$182,681	14,351	$608,846

Note 7. Bank Borrowings

Each Fund may borrow money to the extent permitted by the 1940 Act, as amended, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission. Under the 1940 Act, a mutual fund may borrow up to one-third of its total assets (including the amount borrowed) from banks for any purpose, and may borrow up to 5% of its total assets from banks or other lenders for temporary purposes. Each Fund may borrow to facilitate portfolio transactions or meet redemptions. The Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund also may borrow money to invest in portfolio securities. Each Fund has the ability to borrow, from UMB, on an unsecured basis, at 3.75% over the Federal Funds rate. As of June 30, 2019, Income & Equity Fund had borrowings from UMB with amounts of $286,695, and was paying interest at 6.05% per annum on their outstanding borrowings. For the period ended June 30, 2019, the Income & Equity Fund, Balanced Fund, Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund had a daily average borrowing of $77,170, $21,412, $36,799, $6,145 and $46,989 with a weighted average interest rate of 5.85%, 5.55%, 5.51%, 5.61% and 5.57% per annum, respectively. No compensating balances were required.

Note 8. Recent Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to the earliest call date. The ASU does not require an accounting change for securities held at a discount; these continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has previously adopted this provision.

In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

Pacific Advisors Fund Inc.

Notes to Financial Statements (Unaudited)

June 30, 2019

In September 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets.

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

Pacific Advisors Fund Inc.

Directors and Officers

"Independent" Directors

Name (Age)	Position with the Company[1]	Year elected Director of the Company	Principal occupation(s) during past 5 years	Other Directorships held by Director
L. Michael Haller, III (75)	Director	1992

Consultant, d/b/a Asahi Broadcasting Enterprises (software development); Chairman and President, Gammaker Inc. (mobile game developer); Chairman and CEO, AdLib Mediation, Inc. (mobile advertising); and Chairman, President and CEO, Vital Reality, Inc. and Vital Reality USA, Inc. (digital game developer)

				Digital Angel, Inc.
Peter C. Hoffman (68)	Director	2010	President, Sierra Autocars, Inc. (auto dealership), Sierra Vehicles, Inc. and Sierra Pursuits, Inc. (management company)	None
Gerald E. Miller (89)	Director	1992	Retired in 1992; and formerly worked for Merrill Lynch for over 30 years and was a Senior Resident Vice President at retirement in 1992	None
Louise K. Taylor, PhD (72)	Director	1992	Assistant Executive Director, School Employers Association of California; and formerly Superintendent, Monrovia Unified School District (1991-2009)	None

"Interested" Director2

Name (Age)	Positions with the Company[1]	Year elected a Director and officer of the Company	Principal occupations during past 5 years	Other Directorships held by Director
George A. Henning (72)*	President and Chairman	1992	Chairman, President and Director, Pacific Global Investment Management Company; and Chairman and Director, Pacific Global Fund Distributors, Inc. and Pacific Global Investor Services, Inc.	None

Each Director oversees all 5 Pacific Advisors Fund portfolios.

The Fund's Statement of Additional Information contains additional information about the Fund's Directors and Officers and is available without charge upon request by calling (800) 989-6693. The business address for all Directors and officers of the Company is 101 N. Brand Blvd., Suite 1950, Glendale, CA 91203, Attn: Secretary.

Pacific Advisors Fund Inc.

Directors and Officers

Other Officers

Name (Age)	Position(s) with the Company	Year elected an officer of the Company	Principal occupations during past 5 years
Catherine L. Henning (41)	Vice President Secretary	2010 2006

Senior Vice President, Secretary, Director of Client Services and Director, Pacific Global Investment Management Company; President, Secretary, Chief Compliance Officer and Director, Pacific Global Fund Distributors, Inc.; and Vice President, Secretary and Director, Pacific Global Investor Services, Inc.

Barbara A. Kelley (66)	Vice President and Chief Compliance Officer	2001

Executive Vice President, Chief Compliance Officer and Director, Pacific Global Investment Management Company; Director, Pacific Global Fund Distributors, Inc.; President and Director, Pacific Global Investor Services, Inc.

Araceli Olea (46)	Assistant Secretary	2008	Shareholder Services Manager, Pacific Global Investor Services, Inc.; and Assistant Secretary, Pacific Global Investment Management Company and Pacific Global Investor Services, Inc.
Jingjing Yan (45)	Treasurer	2014	Vice President and Treasurer, Pacific Global Investment Management Company; Treasurer, Pacific Global Fund Distributors, Inc. and Pacific Global Investor Services, Inc.

1  Each director is elected to serve until the next annual shareholders meeting and until his or her successor is elected or appointed. The Company does not hold regular annual shareholders meetings to elect Directors. Vacancies on the Board can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

2  "Interested persons" as defined in the 1940 Act, as amended, based on the director's affiliation with the Funds' investment manager and its affiliates (including the Funds' principal underwriter).

*  Mr. Henning is considered an interested director because (a) he holds the positions described above with the Company, the Manager and its affiliates; (b) by virtue of his ownership of the Manager's shares he may be deemed a "control person" of the Manager; and (c) he is Ms. Henning's father.

Pacific Advisors Fund Inc.

notes

Pacific Advisors Fund Inc.

notes

Pacific Advisors Fund Inc.

notes

Pacific Advisors Fund Inc.

Directors

George A. Henning, Chairman
L. Michael Haller, III
Peter C. Hoffman
Gerald E. Miller
Louise K. Taylor, Ph.D.

Officers

George A. Henning, President
Barbara A. Kelley, Vice President
Catherine L. Henning, Vice President and Secretary
Araceli Olea, Assistant Secretary
Jingjing Yan, Treasurer

Investment Manager

Pacific Global Investment Management Company
101 North Brand Blvd., Suite 1950
Glendale, California 91203

Transfer Agent and Administrator

Pacific Global Investor Services, Inc.
101 North Brand Blvd., Suite 1950
Glendale, California 91203

Distributor

Pacific Global Fund Distributors, Inc.
101 North Brand Blvd., Suite 1950
Glendale, California 91203
(800) 989-6693

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

The Fund's complete schedule of portfolio holdings for each fiscal quarter is posted on the Fund's Web site at www.PacificAdvisorsFund.com and is available without charge, upon request by calling (800) 989-6693. Documents will be sent within 3 business days of receipt of your request.

Availability of Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling (800) 989-6693. Documents will be sent within 3 business days of receipt of your request. This information is also available on the SEC's Web site at http://www.sec.gov.

Pacific Global Fund Distributors, Inc.
101 North Brand Blvd., Suite 1950
Glendale, California 91203

Item 2.                                                         Code of Ethics

Not applicable for semi-annual reports.

Item 3.                                                         Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4.                                                         Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5.                                                         Audit Committee of Listed Registrants

Not applicable as Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.                                                         Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.                                                         Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8.                                                         Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9.                                                         Purchases of Equity Securities by Managers of Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.                                                  Submission of Matters to a Vote of Security Holders

No material changes have been made.

Item 11.                                                  Controls and Procedures.

(a) Based upon their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-CSR, Registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12.                                                  Exhibits

(a)(1) Not applicable.

(a)(2) Certifications required by Item 12(a) of Form N-CSR and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3)  Not applicable.

(b) Certification required by Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/	George A. Henning
George A. Henning
Chairman, Pacific Advisors Fund Inc.

Date:	September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of Registrant and in the capacities and on the dates indicated.

By:	/s/	George A. Henning
George A. Henning
Chief Executive Officer

Date:	September 4, 2019

By:	/s/	Jingjing Yan
Jingjing Yan
Chief Financial Officer

Date:	September 4, 2019